Share-Based Compensation (Tables)	12 Months Ended
Jul. 31, 2019
Share-based Payment Arrangement [Abstract]
Schedule of Restricted Stock Activity

A summary of our restricted stock unit activity and related data is as follows:

Shares
Outstanding at July 31, 2017	2,035,000
Granted	750,000
Vested	(375,000)
Forfeited	(885,000)
Outstanding at July 31, 2018	1,525,000
Granted	725,000
Vested	(206,250)
Forfeited	(131,250)
Outstanding at July 31, 2019	1,912,500

Schedule of Stock Option Activity

A summary of our stock option activity for the fiscal years ended July 31, 2019 and 2018 is as follows:

	Shares	Weighted- Average Exercise Price	Aggregate Intrinsic Value
Outstanding at July 31, 2017	5,759,843	$1.25	$1,120,000
Granted	2,245,000	$—
Exercised	—	$—
Cancelled	(378,750)	$1.96
Outstanding at July 31, 2018	7,626,093	$1.09	$—
Granted	300,000	$0.52
Exercised	—	$—
Cancelled	(562,968)	$1.47
Outstanding at July 31, 2019	7,363,125	$1.04	$—

Schedule of Fair Value Assumptions

The fair value of stock options was estimated at the grant date using the following weighted average assumptions:

	For the years ended July 31,
	2019	2018
Volatility	75.67%	71.18%
Risk-free interest rate	2.63%	2.32%
Dividend yield	0.0%	0.0%
Expected life	4.80 years	3.69 years